Other Receivables, Prepayments and Deposits	6 Months Ended
Jun. 30, 2025
Other Receivables, Prepayments and Deposits
Other Receivables, Prepayments and Deposits

5.  Other Receivables, Prepayments and Deposits

Other receivables, prepayments and deposits consisted of the following:

	June 30,	December 31,
	2025	2024

	(in US$’000)
Prepayments	11,556	7,924
Interest receivables	5,289	2,741
Value-added tax receivables	1,810	3,297
Deposits	1,125	1,081
Others	1,719	1,566
	21,499	16,609

No allowance for credit losses has been made for other receivables, prepayments and deposits for the six months ended June 30, 2025 and the year ended December 31, 2024.